Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	10
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 17, 2013
Closing Date:		September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$310,828,083.53	0.7581173	$276,492,453.82	0.6743718	$34,335,629.71
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$935,158,083.53	0.7281291	$900,822,453.82	0.7013949	$34,335,629.71

Weighted Avg. Coupon (WAC)	3.49%		3.48%
Weighted Avg. Remaining Maturity (WARM)	49.85		48.91
Pool Receivables Balance	$988,298,465.36		$952,599,546.29
Remaining Number of Receivables	61,039		59,995

Adjusted Pool Balance	$954,568,528.33		$920,232,898.62

III. COLLECTIONS

Principal:
Principal Collections					$34,727,446.54
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$519,191.80
Total Principal Collections					$35,246,638.34

Interest:
Interest Collections					$2,824,503.92
Late Fees & Other Charges					$52,987.33
Interest on Repurchase Principal					$-
Total Interest Collections					$2,877,491.25

Collection Account Interest					$642.06
Reserve Account Interest					$55.86
Servicer Advances					$-

Total Collections					$38,124,827.51

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	10
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$38,124,827.51
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$38,124,827.51
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$823,582.05	$-	$823,582.05	$823,582.05
Collection Account Interest					$642.06
Late Fees & Other Charges					$52,987.33
Total due to Servicer					$877,211.44

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$147,643.34		$147,643.34
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$653,532.09		$653,532.09	$653,532.09

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$36,407,806.90

9. Regular Principal Distribution Amount:					$34,335,629.71

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$34,335,629.71
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$34,335,629.71		$34,335,629.71
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$34,335,629.71		$34,335,629.71

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,072,177.19

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$33,729,937.03
Beginning Period Amount	$33,729,937.03
Current Period Amortization	$1,363,289.36
Ending Period Required Amount	$32,366,647.67
Ending Period Amount	$32,366,647.67
Next Distribution Date Required Amount	$31,031,471.93

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	10
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		2.03%	2.11%	2.11%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.89%	59,331	98.63%	$939,568,008.58
30 - 60 Days	0.87%	519	1.08%	$10,277,982.87
61 - 90 Days	0.21%	126	0.25%	$2,393,030.47
91 + Days	0.03%	19	0.04%	$360,524.37
		59,995		$952,599,546.29
Total
Delinquent Receivables 61 + days past due	0.24%	145	0.29%	$2,753,554.84
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	96	0.19%	$1,874,943.35
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.16%	100	0.20%	$2,021,418.80
Three-Month Average Delinquency Ratio	0.19%		0.23%

Repossession in Current Period		41		$874,536.24
Repossession Inventory		76		$633,168.07

Charge-Offs
Gross Principal of Charge-Off for Current Period				$971,472.53
Recoveries				$(519,191.80)
Net Charge-offs for Current Period				$452,280.73

Beginning Pool Balance for Current Period				$988,298,465.36

Net Loss Ratio				0.55%
Net Loss Ratio for 1st Preceding Collection Period				0.34%
Net Loss Ratio for 2nd Preceding Collection Period				0.70%
Three-Month Average Net Loss Ratio for Current Period				0.53%

Cumulative Net Losses for All Periods				$4,678,729.19
Cumulative Net Losses as a % of Initial Pool Balance				0.35%

Principal Balance of Extensions				$4,533,186.67
Number of Extensions				214

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